Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000162241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	1.37%	20.89%	11.69%
C000004626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	1.24%	20.76%	11.57%
C000004625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	(0.64%) [1]	19.61%	10.49%
C000004623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	(4.79%)	19.05%	10.63%
Without Sales Load [Member] | C000004625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	0.30%	19.61%	10.49%
Without Sales Load [Member] | C000004623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	1.01%	20.47%	11.28%
S And P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	7.04%	14.29%	10.41%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index (broad-based index)
Average Annual Return, Percent	16.60%	16.23%	14.90%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.